ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	$ 133,584
Acquisition Costs Impairment	133,584	1,139,623
Series Twenty [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Twenty One [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Twenty Two [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Twenty Three [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Twenty Four [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Twenty Five [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Twenty Six [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Twenty Seven [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Twenty Eight [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Twenty Nine [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty One [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty Two [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty Three [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty Four [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty Five [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty Six [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty Seven [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty Eight [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Thirty Nine [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Forty [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Forty One [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	0
Remaining Life Acquisition Costs (Years)
Series Forty Two [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	207,482
Remaining Life Acquisition Costs (Years)
Series Forty Three [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	133,584
Acquisition Costs Impairment	$ 133,584	0
Remaining Life Acquisition Costs (Years)
Series Forty Four [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	848,390
Remaining Life Acquisition Costs (Years)
Series Forty Five [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	53,446
Remaining Life Acquisition Costs (Years)
Series Forty Six [Member]
Operating Partnerships Valuation Allowance [Line Items]
Accumulated Amortization	$ 0	0
Acquisition Costs Impairment	$ 0	$ 30,305
Remaining Life Acquisition Costs (Years)